February 11, 2008

VIA EDGAR

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

RE: Separate Account I of National Integrity Life Insurance Company Registration Nos. 333-44892 and 811-04846
        Rule 497(j) Prospectuses and Statements of Additional Information Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant's Post-Effective Amendment number 12 to its Registration Statement on Form N-4, which was filed electronically on February 5, 2008.

Sincerely,

/s/ Rhonda S. Malone
--------------------
Rhonda S. Malone
Assistant Counsel - Securities
Western & Southern Financial Group, Inc.